Other assets_Details of other assets (Details) $ in Thousands	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Other assests [Line Items]
Total	₩ 197,653,000,000	$ 177,602	₩ 158,404,000,000
Prepaid expenses
Other assests [Line Items]
Total	161,129,000,000		130,245,000,000
Advance payments
Other assests [Line Items]
Total	18,467,000,000		18,363,000,000
Assets for non-business purpose
Other assests [Line Items]
Total	0		376,000,000
Others
Other assests [Line Items]
Total	₩ 18,057,000,000		₩ 9,420,000,000